Consolidated Balance Sheets (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Consolidated Balance Sheets [Abstract]
Loans receivable, Fair value	¥ 458,352	[1]	¥ 554,180	[1]
Securities purchased under agreements to resell, fair value option	752,407		904,126
Trading assets, securities pledged as collateral	4,732,118		4,621,042
Trading assets, fair value	16,548		15,444
Private equity investments, fair value	53,635		62,553
Office buildings, land, equipment and facilities, accumulated depreciation and amortization	355,804		300,075
Other	1,627
Short-term borrowings, fair value	153,497		183,524
Securities sold under agreements to repurchase, fair value option	307,083		332,337
Other liabilities, fair value	4,246
Long-term borrowings, fair value	¥ 1,925,421		¥ 2,300,606
Authorized	6,000,000,000		6,000,000,000
Number of common shares issued	3,822,562,601		3,719,133,241
Outstanding	3,663,483,895		3,600,886,932
Common stock held in treasury, shares	159,078,706		118,246,309

[1]	Carried at fair value through election of the fair value option.